GROUP STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
(Loss)/profit before tax	£ (194,592)	£ 39,271	£ 1,442
Adjustments for:
Depreciation and amortisation	23,449	11,511	6,027
Foreign exchange movements	(17,250)	589	271
Loss on disposal of tangible assets	18,779		66
Finance cost	18,321	2,142	157
Loss on sale of subsidiary and investment	44,804	629
Fair value change in digital assets through profit or loss	43,640	(1,628)	(2,342)
Impairment of intangible digital assets	4,168	535
Impairment of property, plant and equipment	45,143
Investment fair value movement	328	(183)
Share of loss from associate	4,872	1,198
Non-cash settlement of management fees		(1,561)
Revaluation of contingent consideration	(4,038)	(236)
Derecognition of contingent consideration		(352)
Hedging gain	(1,695)
Stock based compensation expense	4,928	1,938	332
Working capital changes:
(Increase)/decrease in trade and other receivables	(15,250)	(13,628)	(90)
Increase/(decrease) in trade and other payables	(83,021)	12,289	(2,107)
Decrease/(increase) in digital assets	36,751	(80,331)	(1,236)
Net cash used in from operating activities	(70,663)	(27,817)	2,520
Investing activities
Investment at fair value through profit or loss		(220)
Acquisition of subsidiaries, net of cash acquired		(664)
Cash disposed of on disposal of subsidiary	(1,357)
Investment in associate		(7,353)
Foreign exchange on investing activities			48
Interest received			1
Proceeds from sale of investment		772
Purchase of tangible fixed assets	(87,353)	(78,972)	(1,808)
Proceeds from disposal of tangible fixed assets	10,028		704
Purchase of digital assets		(15,009)
Proceeds from sale of digital assets	84,225	11,308
Mining equipment prepayment		(47,426)
Net cash generated from/(used in) investing activities	5,543	(137,564)	(1,055)
Financing activities
Proceeds from new loan issuance	78,418	22,239	(968)
Proceeds from issue of loan in conjunction with the disposal of subsidiary	8,033
Lease payments	(75)	(7,379)
Loan repayments		(1,196)
Interest paid	(18,321)	(122)	(157)
Proceeds from debt issue - net of issue costs		26,908
Proceeds from Common stock issued - net of issue costs		134,684	1,550
Net cash generated from financing activities	68,055	175,133	425
Net increase in cash and cash equivalents	2,935	9,752	1,890
Effect of foreign exchange on cash and cash equivalents	1,924
Cash and cash equivalents at beginning of period	11,803	2,051	161
Cash and cash equivalents at end of period	£ 16,662	£ 11,803	£ 2,051